Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2025	2026	2026
Tax expense (benefit):	RMB	RMB	US$
Current:
PRC	(328,319)	-	-
Total current	(328,319)	-	-
Deferred:
PRC	823,197	1,457,734	211,327
Total deferred	823,197	1,457,734	211,327
Total provision for income taxes	494,878	1,457,734	211,327

Schedule of Reconciles PRC Statutory Effective Tax Rate

The following table reconciles PRC statutory rates to our effective tax rate:

	For the six months ended March 31,
	2025	2026
Taxed at PRC statutory tax rates	25.0%	25.0%
Tax effect of expenses not deductible for tax purpose	(10.8)%	0.0%
Tax effect of different tax rate for operating in another jurisdiction	(3.4)%	(4.0)%
Valuation allowance	-%	2.2%
Others	(24.0)%	0.0%
Total provision for income taxes	(13.2)%	23.2%

Schedule of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	September 30,	March 31,
	2025	2026	2026
	RMB	RMB	US$
Deferred tax assets:
Provision for credit losses	3,791,377	2,269,772	329,048
Net operating loss	1,883,721	1,947,591	282,342
Less valuation allowance	(1,425,595)	(1,425,594)	(206,668)
Total deferred tax assets, net	4,249,503	2,791,769	404,722

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets were as follows:

	September 30,	March 31,
	2025	2026	2026
	RMB	RMB	US$
Deferred tax assets:
Beginning balance	2,722,233	4,249,503	616,049
Movement	1,527,270	(1,457,734)	(211,327)
Ending balance	4,249,503	2,791,769	404,722